Keeley Alternative Value Fund
KEELEY Alternative Value Fund
INVESTMENT OBJECTIVE
The Keeley Alternative Value Fund (the “Fund”) seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Keeley Alternative Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Keeley Alternative Value Fund		Class A	Class I
Management Fees		1.60%	1.60%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.54%	0.54%
Dividend and/or Interest Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses		2.47%	2.22%
Fee Waiver and/or Expense Reimbursement	[2]	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.97%	1.72%
[1]	"Dividend and/or Interest Expense" accounts for the costs associated with the Fund's use of a credit line for shareholder redemption liquidity or short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example Keeley Alternative Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	641	1,139	1,663	3,094
Class I	175	646	1,144	2,515

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.05% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund is an alternative investment vehicle within the Keeley Funds’ family since, unlike the other Funds, it is primarily designed to provide downside market protection through the use of hedging strategies. Please see below for a description of the different hedging strategies that the Fund may employ to achieve its investment objectives.

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (the “Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is 0% net long.

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

The Adviser focuses the equity investments of the Fund on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring), including: corporate spin-offs (tax-free distributions of a parent company’s division to shareholders); financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy; companies selling at or below actual or perceived book value; savings and loan and insurance conversions; and distressed utilities. Current dividend or interest income is not a factor for the Fund when choosing securities. It is the Adviser’s intention typically to hold equity securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell these securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Because of its hedging strategy, the Fund is subject to the increased risks associated with investments in put and call options, futures, derivatives and, in general, synthetic instruments. Futures prices are highly volatile, with price movements being influenced by a multitude of factors such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading also is highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Non-exchange traded derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

The Fund is subject to risks associated with short sales. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Short sales also may cause the Fund to incur dividend and interest expenses. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund has an obligation to pay to the lender of the shorted security an expense equal to that dividend amount. In addition, the Fund is liable for any interest payable on securities while those securities are in a short position. These dividend and interest expenses are excluded from the expenses that the Adviser reimburses the Fund pursuant to its expense cap agreement. (See “Management—Fee Waivers and Expense Reimbursements”.)

The Fund also is subject to risks associated with investments in ETFs and ETNs and, in general, liquidity risks. Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; (4) ETF or ETN shares may be delisted from the exchange on which they trade; and (5) the downgrading of the credit rating of the issuer of the ETN may cause the Fund’s investment to drop in value even if no change in value has occurred in the underlying index. The Fund’s investments in ETFs or ETNs also are subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small-cap to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values, as well as with that of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KALVX Year-by-year total return as of 12/31 each year (%)
[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q4 2010	14.10%	Q3 2011	(12.52)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY ALTERNATIVE VALUE FUND
Average Annual Total Returns Keeley Alternative Value Fund		1 Year	Since Inception	Inception Date
Class A	[1]	14.99%	2.28%	Apr. 01, 2010
Class A Return after taxes on distributions	[1][2]	14.99%	1.25%	Apr. 01, 2010
Class A Return after taxes on distributions and sale of fund shares	[1][2]	9.74%	1.80%	Apr. 01, 2010
Class I	[1]	20.71%	4.29%	Apr. 01, 2010
Russell 2500® Value Index (reflects no deduction for fees, expenses and taxes)	[1]	19.21%	9.99%	Apr. 01, 2010
S&P 500® Index (reflects no deduction for fees, expenses and taxes)	[1]	16.00%	9.51%	Apr. 01, 2010
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.